Corporate information - Acquisition of interests in other entities and business combinations (Details) R$ in Thousands												12 Months Ended
	Jan. 03, 2023 shares	Dec. 31, 2022	Oct. 06, 2022 USD ($) shares	Sep. 27, 2021 BRL (R$)	Sep. 03, 2021 BRL (R$) item	Apr. 27, 2021 BRL (R$)	Apr. 09, 2021 BRL (R$) shares	Mar. 12, 2021 BRL (R$)	Mar. 06, 2021 item	Jan. 25, 2021 BRL (R$) shares	Jan. 20, 2021 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 09, 2022 BRL (R$)	Nov. 01, 2022 BRL (R$)	Jun. 30, 2022 BRL (R$)	Jun. 01, 2022 BRL (R$)	May 31, 2022 BRL (R$)	Feb. 28, 2022 BRL (R$)	Jul. 01, 2021 BRL (R$)	Apr. 22, 2021 BRL (R$)	Mar. 10, 2021 BRL (R$)
Acquisition of interests in other entities and business combinations
Proceeds for issuance of common stock														R$ 591,898
Purchase consideration
Acquisition of interests in other entities and business combinations
Percentage of common stock issued			15.80%
Percentage of common stock outstanding			15.80%
Proceeds for issuance of common stock | $			$ 10,400,000
Lock up period			3 years
Purchase consideration | Acquisition
Acquisition of interests in other entities and business combinations
Percentage of ownership interest in associate held			14.20%
Number of shares issued | $			10,436,201
Number of shares issued in form of treasury shares | shares			1,047,142
Number of shares issued in form of newly issued shares | shares			9,389,059
General and administrative expenses
Acquisition of interests in other entities and business combinations
Transaction costs												R$ 13,159
INCO Limited
Acquisition of interests in other entities and business combinations
Percentage of equity interest acquired										30.00%
Percentage of ownership interest in associate held			24.90%			26.09%						24.93%	26.10%
Payments to acquire interests in other entities				R$ 53,523		R$ 33,195				R$ 25,000
INCO Limited | Class B
Acquisition of interests in other entities and business combinations
Number of shares acquired | shares										8,571,427
Geekie
Acquisition of interests in other entities and business combinations
Percentage of ownership interest in subsidiary held													57.40%	56.00%
Me Salva!
Acquisition of interests in other entities and business combinations
Percentage of ownership interest in subsidiary held		100.00%										100.00%	60.00%
Supplemental solutions portfolio estimated addressable market								R$ 5,000,000
Pearson Global School
Acquisition of interests in other entities and business combinations
Purchase consideration transferred																				R$ 5,507
Mentes do Amanha
Acquisition of interests in other entities and business combinations
Purchase consideration transferred																			R$ 8,701
Geekie
Acquisition of interests in other entities and business combinations
Amount paid to acquire shares issued to the beneficiaries through the share-based compensation plan																		R$ 75,578
Percentage of shares issued through share based plan																		12.56%
Purchase consideration transferred																	R$ 223,939	R$ 223,939
Percentage of equity interest acquired											1.36%							37.23%
Percentage of ownership interest in subsidiary held											57.42%
Acquisition of additional shares capital increased											R$ 4,000
INCO Limited
Acquisition of interests in other entities and business combinations
Percentage of equity interest acquired										30.00%
Percentage of remaining interest to be acquired			75.10%
Number of shares acquired | shares										8,571,427
Payments to acquire interests in other entities				R$ 52,035		R$ 33,195				R$ 25,000
INCO Limited | Acquisition
Acquisition of interests in other entities and business combinations
Percentage of equity interest acquired	75.10%
Number of shares issued	10,436,202
Number of shares issued in form of treasury shares | shares	1,047,142
Number of shares issued in form of newly issued shares | shares	9,389,060
Positivo
Acquisition of interests in other entities and business combinations
Cash consideration																R$ 198,499
Me Salva!
Acquisition of interests in other entities and business combinations
Purchase consideration transferred													R$ 49,515		R$ 9,504								R$ 49,515
Percentage of equity interest acquired								60.00%							40.00%								60.00%
Percentage of remaining interest to be acquired								40.00%
Transaction costs													486
Cash consideration													15,778										R$ 15,779
Additional earn out																							R$ 22,196
Me Salva! | General and administrative expenses
Acquisition of interests in other entities and business combinations
Transaction costs													486
COC and Dom Bosco
Acquisition of interests in other entities and business combinations
Academic track record period (in years)									50 years
Number of partner schools in all regions | item									800
Number of students in all regions | item									210,000
Tera Treinamentos Profissionais Ltda
Acquisition of interests in other entities and business combinations
Percentage of equity interest acquired							23.43%
Number of shares acquired | shares							8,234
Payments to acquire interests in other entities							R$ 15,000
Quadrado Magico Desenvolvimento e Licenciamento de Software S.A.
Acquisition of interests in other entities and business combinations
Purchase consideration transferred													31,970								R$ 31,970
Percentage of equity interest acquired		100.00%										100.00%									100.00%	100.00%
Transaction costs													390
Cash consideration													15,097								R$ 15,097
Agreement to acquire business, aggregate purchase price																						R$ 30,000
Quadrado Magico Desenvolvimento e Licenciamento de Software S.A. | General and administrative expenses
Acquisition of interests in other entities and business combinations
Transaction costs													390
Desenvoolva - Educacao, Treinamento e Consultoria Corporativa Ltda.
Acquisition of interests in other entities and business combinations
Purchase consideration transferred					R$ 15,229								15,229
Percentage of equity interest acquired		100.00%			100.00%							100.00%
Transaction costs													191
Cash consideration					R$ 2,000								2,000
Acquisition related closing costs					5,000
Additional earn out					R$ 11,254
Desenvoolva - Educacao, Treinamento e Consultoria Corporativa Ltda. | General and administrative expenses
Acquisition of interests in other entities and business combinations
Transaction costs													R$ 191
Desenvoolva - Educacao, Treinamento e Consultoria Corporativa Ltda. | Maximum
Acquisition of interests in other entities and business combinations
Number of courses linked with corporate education benefits | item					75,000